UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

Annual Report and Shareholder Letter
Franklin California
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin California Tax-Free Trust
June 30, 2020
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Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended June 30, 2020, the U.S.
economy showed mixed results, growing moderately through
the end of 2019 amid concerns about trade, but contracting
in 2020’s first quarter in response to the novel coronavirus
(COVID-19) pandemic. The U.S. Federal Reserve (Fed),
having lowered the federal funds rate by 0.25% at each of its
July, September and October 2019 meetings, held the rate
unchanged through February 2020. However, given larger
economic risks posed by COVID-19, the Fed lowered its key
rate again by 0.50% on March 3 and further by 1.00% on
March 15, decreasing the rate during the period from 2.50%
to 0.25%. In its efforts to support U.S. economic activity, the
Fed also announced broad quantitative easing measures to
support credit markets.
During the 12-month period, municipal bonds delivered
moderately positive total returns as investors were attracted to tax-free income in a declining interest-rate environment.
Factors contributing to this positive investment environment for municipals included relatively low inflation, interest-
rate declines and recent actions by the Fed to support the
municipal bond market.
On July 1, 2020, we are proud to appoint Ben Barber, who
rejoins Franklin as senior vice president and director of
our municipal bond department. Ben most recently served
as co-head of municipal bonds at Goldman Sachs Asset
Management. Ben started his career of over 28 years of
municipal bond investing at Franklin in 1991, working with
several current investment team members through 1999,
when he joined Goldman Sachs.
Franklin California Intermediate-Term Tax-Free Income
Fund’s annual report includes more detail about municipal
bond market conditions and a discussion from the portfolio
managers. In addition, on our website, franklintempleton.
com , you can find updated commentary by our municipal
bond experts. Municipal bonds provide tax-free income and
diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term
record of performance, driven mostly by their compounding
tax-free income component. As you know, all securities
markets fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
advisors to help them make the best decisions for the long
term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you to
contact us or your financial advisor when you have questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of June
30, 2020, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin California Intermediate-Term Tax-Free
Income Fund
....................................
3
Performance Summary
...........................
6
Your Fund’s Expenses
............................
9
Financial Highlights and Statement of Investments
....
10
Financial Statements
.............................
28
Notes to Financial Statements
.....................
32
Report of Independent Registered
Public Accounting Firm
............................
40
Tax Information
..................................
41
Board Members and Officers
.......................
42
Shareholder Information
..........................
47
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin California Intermediate-Term Tax-Free Income
Fund
This annual report for Franklin California Intermediate-Term
Tax-Free Income Fund covers the fiscal year ended June 30,
2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and California personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Under normal market conditions, the Fund invests at least
65% of its total assets in California municipal securities. The
Fund maintains a dollar-weighted average portfolio maturity
(the time at which the debt must be repaid) of three to 10
years.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $12.05 on June 30, 2019, to $12.09
on June 30, 2020. The Fund’s Class A shares paid dividends
totaling 27.3862 cents per share for the reporting period.
2
The Performance Summary beginning on page 6 shows that
at the end of this reporting period the Fund’s Class A shares’
distribution rate was 2.28%, based on an annualization of
June’s 2.3484 cents per share dividend and the maximum
offering price of $12.37 on June 30, 2020. An investor in the
2020 maximum combined effective federal and California
personal income tax bracket of 53.10% (including 3.80%
Medicare tax) would need to earn a distribution rate of 4.86%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
The 12-month period ended June 30, 2020, was defined
by two distinct phases: before and during the global
outbreak of the novel coronavirus (COVID-19). In terms
of U.S.-domiciled assets, equities, corporate bonds, U.S.
Treasuries and municipal bonds all posted positive returns
for the period’s first seven and a half months. By the end
of February, COVID-19 had spread globally and volatility in
all asset types spiked. Municipal bonds experienced selling
pressure, while U.S. Treasury prices rallied and drove yields, which move inversely to price, to reach historical lows.
As volatility due to the COVID-19 pandemic increased
across financial markets in late February 2020 and into
early March, the municipal bond market seemed relatively
Credit Quality Composition
*
6/30/20
Ratings
% of Total
Investments
AAA 16.65%
AA 49.89%
A 17.09%
BBB 8.35%
Below Investment Grade 1.18%
Refunded 2.09%
Not Rated 4.75%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
impervious. However, during the second week of March, the
municipal bond market experienced one of its worst single-
day price declines over the past decade.
Federal authorities quickly implemented monetary policy
and fiscal stimulus packages to combat the economic and
market impact of the global pandemic. Despite the federal
responses, many investors expected an economic recession
and fled to perceived safe-haven assets, most specifically
U.S. Treasury securities. Although yields on U.S. Treasuries dropped to all-time lows as prices rose, municipal bonds
sold off significantly as many investors priced in the potential effects of the economic slowdown on state and local
governments, as well as related municipal bond sectors.
Municipal bond yields moved abruptly and significantly
higher in mid-March 2020, but the February–March selloff
abated after the U.S. Federal Reserve (Fed) stepped in to
help stabilize short-dated municipal securities. Similarly,
the phase three federal stimulus package, which gives the
Fed the ability to buy municipal bonds, served to calm the
markets.
The Fed has acted aggressively to stem the tide of negative
economic repercussions. After cutting the federal funds
target rate three times in 2019, the Fed implemented two
emergency rate cuts in March 2020, lowering the rate
to a range of 0.00%–0.25%. The Fed also implemented
additional tools, with several specifically intended to support stability in the municipal bond market.
In the U.S., the February–March 2020 selloff in municipal
bonds appeared similar to the global financial crisis more
than a decade ago, with many investors seemingly believing
U.S. Treasuries are the only safe-haven investments. We
believe uncertainty related to the COVID-19 pandemic has
been the main reason for municipal bond market volatility.
The Investment Company Institute (ICI) reported net
inflows of approximately $11 billion from municipal bond
mutual funds in June 2020. This modest gain contrasts
with the record net outflows of approximately -$42 billion
that the municipal bond market suffered in March 2020.
For the 12-month period, municipal bond mutual funds had
approximately $39 billion of net inflows, according to the ICI.
For the 12-month period, fixed income sectors had mixed
performance relative to U.S. stocks, as measured by the
Standard & Poor’s
®
500 Index (S&P 500
®
), which posted
a +7.51% total return for the period.
3
Investment-grade
municipal bonds, as measured by the Bloomberg Barclays
Municipal Bond Index, posted a +4.45% total return,
underperforming the S&P 500.
3
In contrast, U.S. Treasuries,
as measured by the Bloomberg Barclays U.S. Treasury
Index, posted a +10.45% total return, and investment-grade
corporate bonds, as measured by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a +9.50% total return.
3
Both of these fixed income sectors outperformed the S&P
500.
At period-end, we maintained our positive view of the
municipal bond market. We believe municipal bonds
continue to be an attractive asset class among fixed income
securities, and we intend to follow our disciplined approach of investing to maximize income, while seeking value in the
municipal bond market.
State Update
California’s large, diverse economy expanded for much of
the 12-month period. In March 2020, the state implemented
stay-at-home measures to control the spread of COVID-19,
which caused a recession. California’s unemployment rate
of 4.0% in June 2019 decreased during the period before
jumping to a record high of 16.4% in April and May 2020.
4
At period-end, the state’s unemployment rate was 14.9%,
which was higher than the 11.1% national rate.
4
The state
enacted a balanced fiscal-year 2021 budget by using various
solutions, such as delayed payment plans, borrowing from
various internal funds, optimistic tax revenue estimates,
spending cuts and relying on cash reserves. California’s
net tax-supported debt was $2,147 per capita and 3.2%
of personal income, compared with the $1,071 and 2.0%
national medians, respectively.
5
Independent credit rating
agency Standard & Poor’s (S&P) affirmed California’s
general obligation bonds rating of AA- with a stable outlook.
6
The rating reflected S&P’s view of the state’s good economic diversity, commitment to balance revenues and expenses
and pay down debts, solid reserve levels, strong overall
liquidity as it entered into the recession, and declining
but moderately high debt ratios. S&P noted challenges,
including potential pandemic-related lost tax revenue and
unreimbursed additional costs, high housing costs, difficult-
to-forecast revenues and minimal prefunding of retiree health care benefits.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Bureau of Labor Statistics.
5. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
6. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Franklin California Intermediate-Term Tax-Free Income Fund

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Annual Report
Investment Strategy
We use a consistent, disciplined strategy in an effort to
maximize tax-exempt income for our shareholders by
seeking to maintain exposure to higher coupon securities,
while balancing risk and return within the Fund’s range of
allowable investments. We generally employ a buy-and-
hold approach and invest in securities we believe should
provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques
that could add volatility and contribute to underperformance in adverse markets.
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that maintain an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California Intermediate-Term Tax-Free Income Fund. We
look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
6/30/20
% of Total
Investments
*
Utilities 24.73%
Tax-Supported 16.14%
General Obligation 15.13%
Transportation 14.35%
Hospital & Health Care 8.35%
Higher Education 5.22%
Other Revenue 5.19%
Housing 4.12%
Refunded** 3.90%
Subject to Government Appropriations 2.87%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.

Performance Summary as of June 30, 2020
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/20

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

1-Year +2.63% +0.32%
5-Year +14.71% +2.32%
10-Year +42.78% +3.39%
Advisor
1-Year +2.89% +2.89%
5-Year +15.57% +2.94%
10-Year +44.55% +3.75%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate

(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.28% 4.86% 0.76% 0.64% 1.62% 1.36%
Advisor 2.59% 5.51% 1.02% 0.90% 2.17% 1.92%
See page 8 for Performance Summary footnotes.

Franklin California Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(7/1/10 – 6/30/20)
Advisor Class
(7/1/10 – 6/30/20)

Franklin California Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issue, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 10/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s June dividend and the maximum offering price (NAV for Advisor Class) per share on 6/30/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. Bloomberg Barclays Municipal M.F. California Intermediate Index is comprised of investment-grade California municipal bonds with maturities of at least five years and less than 10 years. The Bloomberg Barclays 10-Year Municipal Bond Index is the 10-year (8-12) component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the parent index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(7/1/19–6/30/20)
Share Class
Net Investment
Income
A $0.273862
A1 $0.292056
C $0.225944
R6 $0.308441
Advisor $0.304798
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.74% 0.80%
Advisor 0.49% 0.55%

Your Fund’s Expenses
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/20
Ending
Account
Value 6/30/20
Expenses
Paid During
Period
1/1/20–6/30/20
1,2
Ending
Account
Value 6/30/20
Expenses
Paid During
Period
1/1/20–6/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,012.00 $3.70 $1,021.18 $3.72 0.74%
A1 $1,000 $1,012.80 $2.96 $1,021.93 $2.97 0.59%
C $1,000 $1,010.00 $5.70 $1,019.19 $5.73 1.14%
R6 $1,000 $1,014.30 $2.29 $1,022.59 $2.30 0.46%
Advisor $1,000 $1,013.30 $2.45 $1,022.43 $2.46 0.49%

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
June 30, 2020
Year Ended
June 30, 2019
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $12.05 $11.76
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.27 0.25
Net realized and unrealized gains (losses) ................................................ 0.04 0.30
Total from investment operations ......................................................... 0.31 0.55
Less distributions from:
Net investment income ............................................................... (0.27) (0.26)
Net asset value, end of year ............................................................ $12.09 $12.05
Total return
d
........................................................................ 2.63% 4.76%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 0.81% 0.80%
Expenses net of waiver and payments by affiliates
f
........................................... 0.74% 0.74%
Net investment income ................................................................ 2.26% 2.58%
Supplemental data
Net assets, end of year (000’s) .......................................................... $226,216 $96,795
Portfolio turnover rate ................................................................. 18.85% 15.26%
a
For the period September 10, 2018 (effective date) to June 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.04 $11.80 $12.03 $12.50 $12.01
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.32 0.33 0.32 0.34
Net realized and unrealized gains (losses) ........... 0.04 0.26 (0.24) (0.47) 0.48
Total from investment operations .................... 0.33 0.58 0.09 (0.15) 0.82
Less distributions from:
Net investment income .......................... (0.29) (0.34) (0.32) (0.32) (0.33)
Net asset value, end of year ....................... $12.08 $12.04 $11.80 $12.03 $12.50
Total return
c
................................... 2.79% 4.98% 0.78% (1.18)% 6.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.65% 0.64% 0.63% 0.63%
Expenses net of waiver and payments by affiliates ....... 0.59%
d
0.59%
d
0.61%
d
0.63% 0.63%
Net investment income ........................... 2.42% 2.73% 2.74% 2.68% 2.75%
Supplemental data
Net assets, end of year (000’s) ..................... $710,743 $761,434 $846,856 $908,564 $1,003,322
Portfolio turnover rate ............................ 18.85% 15.26% 3.32% 21.19% 3.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.09 $11.85 $12.08 $12.55 $12.06
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.26 0.26 0.26 0.27
Net realized and unrealized gains (losses) ........... 0.04 0.25 (0.23) (0.48) 0.49
Total from investment operations .................... 0.27 0.51 0.03 (0.22) 0.76
Less distributions from:
Net investment income .......................... (0.23) (0.27) (0.26) (0.25) (0.27)
Net asset value, end of year ....................... $12.13 $12.09 $11.85 $12.08 $12.55
Total return
c
................................... 2.22% 4.39% 0.22% (1.72)% 6.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.21% 1.20% 1.19% 1.18% 1.18%
Expenses net of waiver and payments by affiliates ....... 1.14%
d
1.14%
d
1.16%
d
1.18% 1.18%
Net investment income ........................... 1.87% 2.18% 2.19% 2.13% 2.20%
Supplemental data
Net assets, end of year (000’s) ..................... $139,835 $170,241 $221,016 $252,254 $282,917
Portfolio turnover rate ............................ 18.85% 15.26% 3.32% 21.19% 3.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
Year Ended
June 30, 2018
a
2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $12.07 $11.83 $12.12
Income from investment operations
b
:
Net investment income
c
.................................................. 0.31 0.34 0.32
Net realized and unrealized gains (losses) .................................... 0.05 0.25 (0.30)
Less distributions from:
Net investment income ................................................... (0.31) (0.35) (0.31)
Net asset value, end of year ................................................ $12.12 $12.07 $11.83
Total return
d
............................................................ 3.00% 5.09% 0.16%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.53% 0.53% 0.52%
Expenses net of waiver and payments by affiliates
f
............................... 0.46% 0.46% 0.49%
Net investment income .................................................... 2.55% 2.87% 2.86%
Supplemental data
Net assets, end of year (000’s) .............................................. $19,007 $16,310 $12,773
Portfolio turnover rate ..................................................... 18.85% 15.26% 3.32%
a
For the period August 1, 2017 (effective date) to June 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.08 $11.83 $12.06 $12.53 $12.04
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.34 0.34 0.34 0.35
Net realized and unrealized gains (losses) ........... 0.04 0.26 (0.23) (0.48) 0.49
Total from investment operations .................... 0.34 0.60 0.11 (0.14) 0.84
Less distributions from:
Net investment income .......................... (0.30) (0.35) (0.34) (0.33) (0.35)
Net asset value, end of year ....................... $12.12 $12.08 $11.83 $12.06 $12.53
Total return .................................... 2.89% 5.15% 0.88% (1.08)% 7.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.55% 0.54% 0.53% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.49%
c
0.49%
c
0.51%
c
0.53% 0.53%
Net investment income ........................... 2.52% 2.83% 2.84% 2.78% 2.85%
Supplemental data
Net assets, end of year (000’s) ..................... $637,015 $592,893 $600,698 $639,716 $583,200
Portfolio turnover rate ............................ 18.85% 15.26% 3.32% 21.19% 3.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Schedule of Investments, June 30, 2020
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 2.1%
Diversified Financial Services 0.6%
California Housing Finance , 2019-N , A , 2.35% , 12/01/35 ......................
$ 9,823,580 $ 10,134,595
Thrifts & Mortgage Finance 1.5%
FHLMC, Multi-family , 2019-ML06 , ACA , 2.493% , 7/25/35 ......................
24,820,431 26,527,828
Total Commercial Mortgage-Backed Securities (Cost $35,386,911) ................
36,662,423
Municipal Bonds 96.8%
California 96.0%
ABAG Finance Authority for Nonprofit Corp. ,
Covia Communities Obligated Group, Revenue, 2011, Refunding, 5.25%, 7/01/22 . 3,510,000 3,605,858
Jackson Laboratory (The), Revenue, 2012, 5%, 7/01/21 ..................... 1,000,000 1,046,660
Jackson Laboratory (The), Revenue, 2012, 5%, 7/01/22 ..................... 820,000 887,593
Jackson Laboratory (The), Revenue, 2012, 5%, 7/01/23 ..................... 460,000 497,499
Jackson Laboratory (The), Revenue, 2012, 5%, 7/01/24 ..................... 1,000,000 1,078,750
Odd Fellows Home of California, Revenue, 2012A, California Mortgage Insured, 5%,
4/01/23 ........................................................ 1,000,000 1,111,470
Odd Fellows Home of California, Revenue, 2012A, California Mortgage Insured, 5%,
4/01/24 ........................................................ 1,000,000 1,110,890
Antelope Valley Community College District , GO , 2014A , Pre-Refunded , 5% , 8/01/25
4,210,000 5,009,984
Bay Area Toll Authority , Revenue , 2012F-1 , 5% , 4/01/22 ......................
15,000,000 16,189,050
California Community College Financing Authority ,
Coast Community College District, Revenue, 2011-A, Pre-Refunded, 5%, 6/01/26 .. 1,220,000 1,272,399
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 1,846,408
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 628,758
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,167,984
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,657,488
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,363,784
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/34 ..................... 340,000 398,538
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 400,000 466,524
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/36 ..................... 615,000 713,216
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 660,000 762,610
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/38 ..................... 615,000 708,375
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 600,000 688,902
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/40 ..................... 615,000 704,169
California Educational Facilities Authority ,
Chapman University, Revenue, 2011, 5%, 4/01/25 ......................... 5,000,000 5,143,500
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/29 .............. 1,020,000 1,180,334
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/32 .............. 1,235,000 1,408,270
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/33 .............. 1,000,000 1,133,300
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/34 .............. 1,750,000 1,978,900
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/35 .............. 1,500,000 1,691,940
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/36 .............. 2,000,000 2,249,780
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/37 .............. 2,000,000 2,243,740
University of San Francisco, Revenue, 2011, ETM, 5%, 10/01/21 .............. 3,000,000 3,173,430
University of San Francisco, Revenue, 2018A, 5%, 10/01/37 ................. 1,365,000 1,628,841
California Health Facilities Financing Authority ,
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/30 .............................................. 1,825,000 2,150,397
Casa Milagro LLC, Revenue, 2011A, California Mortgage Insured, 6%, 2/01/24 .... 2,000,000 2,067,020
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,609,210
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016A, 5%, 8/15/31 .... 3,500,000 4,280,465
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/35 ........................................................ 1,650,000 1,918,703
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,370,094

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/37 ........................................................ $ 1,330,000 $ 1,537,427
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,602,299
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 3,038,198
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,530,112
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,457,856
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,185,030
California Housing Finance ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,458,906 5,860,626
Longshore Cove LP, Revenue, 2020 E, FNMA Insured, 2.5%, 2/01/38 .......... 3,763,604 3,869,738
California Infrastructure & Economic Development Bank ,
Revenue, 2015A, Refunding, 5%, 10/01/32 .............................. 2,915,000 3,532,076
a
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,632,680
Broad Collection LLC, Revenue, 2011A, 5%, 6/01/21 ....................... 5,000,000 5,213,800
California Municipal Finance Authority ,
b,c
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,811,214
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 562,607
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,543,171
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/31 ............... 1,000,000 1,128,600
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,193,221
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,108,980
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,206,090
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,197,240
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 3,120,000 3,675,922
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,000,000 1,172,870
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/37 ........................ 2,260,000 2,626,256
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,000,000 1,159,370
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,324,464
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/28 ............................................ 1,500,000 1,716,675
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,319,020
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,378,554
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/27 ............................................ 1,750,000 2,109,747
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/28 ............................................ 2,250,000 2,678,332
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/29 ............................................ 2,140,000 2,538,896
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/30 ............................................ 2,000,000 2,365,400
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/31 ............................................ 2,700,000 3,178,467
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/32 ............................................ 2,200,000 2,576,354
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/33 ............................................ 3,500,000 4,078,025
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,807,300
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/35 ............................................ 5,000,000 5,790,900

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/36 ............................................ $ 2,295,000 $ 2,649,348
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,302,400
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,305,038
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 1,200,000 1,470,264
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/39 ....................................................... 1,245,000 1,445,993
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/21 ... 1,435,000 1,497,710
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/23 ... 1,580,000 1,793,031
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,175,320
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 7,906,275
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,500,000 6,335,010
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 21,100,000 24,241,579
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,140,350
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 1,039,167
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,491,139
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,601,096
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,163,840
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,532,736
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,439,075
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,500,000 5,078,745
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,580,187
Pilgrim Place in Claremont, Revenue, 2016A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 3,307,150
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,990,000 4,474,785
System Management Group, Revenue, 2019A, 5%, 4/01/35 .................. 1,780,000 2,154,441
System Management Group, Revenue, 2019A, 5%, 4/01/37 .................. 2,945,000 3,537,770
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/31 .............. 1,000,000 1,192,130
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/32 .............. 1,000,000 1,181,720
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/33 .............. 1,010,000 1,187,619
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/35 .............. 1,440,000 1,683,446
b
California Pollution Control Financing Authority ,
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/20 . 575,000 575,000
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/21 . 845,000 871,009
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/22 . 855,000 906,009
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 . 4,350,000 5,126,954
b
California School Finance Authority ,
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 348,381
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 376,749
California State Public Works Board ,
Revenue, 2012D, Pre-Refunded, 5%, 9/01/25 ............................ 2,920,000 3,218,453
Revenue, 2012D, Pre-Refunded, 5%, 9/01/26 ............................ 4,650,000 5,125,277
California State University, Revenue, 2010B-1, 5.375%, 3/01/25 ............... 2,500,000 2,509,925
State of California Department of Corrections & Rehabilitation, Revenue, 2014A, 5%,
9/01/26 ........................................................ 10,000,000 11,769,100
State of California Department of Corrections & Rehabilitation, Revenue, 2014D, 5%,
9/01/26 ........................................................ 6,835,000 8,044,180
California State University ,
Revenue, 2011 A, Pre-Refunded, 5%, 11/01/25 ........................... 4,695,000 4,978,062
Revenue, 2011 A, 5%, 11/01/25 ....................................... 5,305,000 5,633,326
Revenue, 2012 A, 5%, 11/01/26 ....................................... 11,000,000 12,181,620
Revenue, 2016A, Refunding, 5%, 11/01/29 ............................... 16,000,000 19,781,440

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University, (continued)
Revenue, 2016A, Refunding, 5%, 11/01/30 ............................... $ 5,000,000 $ 6,156,100
California Statewide Communities Development Authority ,
Revenue, 2019A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 946,058
Revenue, 2019A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 916,339
Aldersly, Revenue, 2015A, Refunding, 4.5%, 5/15/25 ....................... 985,000 1,044,563
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5%, 11/15/28 ................................................... 1,000,000 1,151,430
Enloe Medical Center, Revenue, 2008A, California Mortgage Insured, 5.5%, 8/15/23 3,000,000 3,011,910
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 10,724,040
Henry Mayo Newhall Memorial Hospital, Revenue, 2014, AGM Insured, 5%, 10/01/26 1,000,000 1,148,850
Henry Mayo Newhall Memorial Hospital, Revenue, 2014, AGM Insured, 5%, 10/01/28 1,250,000 1,430,775
Olive Street Preservation LP, Revenue, 2009L, GNMA Insured, 4.25%, 7/20/24 ... 3,225,000 3,294,047
Poway RHF Housing, Inc., Revenue, 2013A, California Mortgage Insured, 5%,
11/15/28 ....................................................... 500,000 563,750
Sutter Health Obligated Group, Revenue, 2012 A, 5%, 8/15/24 ................ 2,000,000 2,179,300
Sutter Health Obligated Group, Revenue, 2012 A, 5%, 8/15/25 ................ 4,715,000 5,127,327
Sutter Health Obligated Group, Revenue, 2012 A, 5%, 8/15/27 ................ 7,005,000 7,593,280
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,936,477
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, 5%, 9/02/25 ... 1,000,000 1,175,280
City of Carson Reassessment District No. 2001-1, Revenue, 2019, 5%, 9/02/31 ... 1,000,000 1,261,920
Carson Redevelopment Agency Successor Agency ,
Tax Allocation, 2010A, 5%, 10/01/22 .................................... 1,975,000 1,993,960
Tax Allocation, 2010A, 5%, 10/01/23 .................................... 2,135,000 2,155,219
Tax Allocation, 2010A, 5%, 10/01/24 .................................... 2,245,000 2,265,766
Tax Allocation, 2010A, 5%, 10/01/25 .................................... 1,700,000 1,715,283
Castaic Lake Water Agency , Santa Clarita Valley Water Agency , COP , 1999 A , AMBAC
Insured , Zero Cpn., 8/01/22 .......................................... 10,445,000 10,350,682
Ceres Redevelopment Agency Successor Agency , Tax Allocation , 2020 , Refunding ,
BAM Insured , 4% , 12/15/35 .......................................... 1,000,000 1,191,570
Chabot-Las Positas Community College District , GO , 2013 , Refunding , 5% , 8/01/24 .
6,715,000 7,657,383
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 133,325
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 165,616
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 330,057
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 459,813
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 523,928
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,372,380
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,949,439
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,125,740
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,182,930
City of Long Beach ,
Harbor, Revenue, 2019A, 5%, 5/15/37 .................................. 2,475,000 3,122,311
Harbor, Revenue, 2019A, 5%, 5/15/38 .................................. 2,250,000 2,830,028
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,396,345
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,323,338
City of Los Angeles ,
Wastewater System, Revenue, 2012 B, Refunding, 5%, 6/01/28 ............... 11,700,000 12,722,229
Wastewater System, Revenue, 2013-A, Refunding, 5%, 6/01/27 ............... 9,145,000 10,362,382
City of Los Angeles Department of Airports ,
Revenue, 2018 D, Refunding, 5%, 5/15/31 ............................... 5,715,000 7,279,938
Revenue, 2019 A, Refunding, 5%, 5/15/34 ............................... 5,430,000 6,803,464
Revenue, 2019 D, 5%, 5/15/30 ........................................ 2,000,000 2,535,260

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles Department of Airports, (continued)
Revenue, 2019 D, 5%, 5/15/31 ........................................ $ 2,685,000 $ 3,381,596
Revenue, 2019 D, 5%, 5/15/33 ........................................ 2,670,000 3,320,145
Revenue, 2019 D, 5%, 5/15/34 ........................................ 1,415,000 1,754,275
Revenue, 2019 F, 5%, 5/15/37 ........................................ 1,285,000 1,591,370
Revenue, 2019 F, 5%, 5/15/38 ........................................ 7,500,000 9,260,625
Revenue, 2019 F, 5%, 5/15/39 ........................................ 5,000,000 6,157,000
Revenue, 2020 A, Refunding, 5%, 5/15/32 ............................... 3,205,000 4,223,934
Revenue, 2020 A, Refunding, 5%, 5/15/33 ............................... 3,000,000 3,921,780
Revenue, 2020 A, Refunding, 5%, 5/15/37 ............................... 7,380,000 9,468,761
City of Palo Alto ,
1915 Act, Special Assessment, 2012, Refunding, 5%, 9/02/28 ................ 1,000,000 1,089,140
1915 Act, Special Assessment, 2012, Refunding, 5%, 9/02/29 ................ 1,280,000 1,390,963
City of Riverside ,
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/28 .......................... 3,870,000 4,676,856
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/29 .......................... 4,670,000 5,638,465
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 711,869
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,399,425
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,774,799
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,190,453
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 2,042,568
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,689,381
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,271,220
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/36 .................... 2,220,000 2,511,597
City of San Francisco , Public Utilities Commission Water , Revenue , 2015A ,
Refunding , 5% , 11/01/28 ............................................ 5,000,000 6,057,300
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,610,000 1,822,987
Compton Community Redevelopment Agency , Tax Allocation, Second Lien , 2010A , 5% ,
8/01/25 ......................................................... 8,275,000 8,297,839
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 4,065,720
Corona-Norco Unified School District , GO , 2011 E , Zero Cpn., 8/01/25 ...........
4,645,000 5,408,081
Corona-Norco Unified School District Public Financing Authority ,
Special Tax, Senior Lien, 2013A, Refunding, 5%, 9/01/24 .................... 1,565,000 1,766,087
Special Tax, Senior Lien, 2013A, Refunding, 5%, 9/01/25 .................... 1,000,000 1,126,790
County of Sacramento ,
COP, 2010, Refunding, 5.375%, 2/01/23 ................................. 3,400,000 3,418,326
COP, 2010, Refunding, 5.5%, 2/01/25 .................................. 3,770,000 3,790,999
Airport System, Revenue, 2016B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,153,340
Airport System, Revenue, 2016B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,299,820
Community Facilities District No. 1, Special Tax, 2011B, Refunding, 5%, 9/01/20 ... 1,510,000 1,521,385
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/26 ...... 105,000 118,861
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/27 ...... 120,000 136,648
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/28 ...... 140,000 160,240
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/29 ...... 75,000 85,425
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/31 ...... 100,000 111,934
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/33 ...... 245,000 271,235
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 295,000 323,571
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 175,000 190,512
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 406,920

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of San Diego, (continued)
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... $ 115,000 $ 123,593
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/27 ...... 315,000 358,700
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/28 ...... 355,000 406,322
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/30 ...... 200,000 225,906
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/31 ...... 120,000 134,321
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/33 ...... 100,000 110,708
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/34 ...... 100,000 110,461
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/35 ...... 125,000 137,106
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/37 ...... 590,000 642,297
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/39 ...... 920,000 993,692
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/40 ...... 475,000 510,492
Cupertino Union School District ,
GO, 2010, Pre-Refunded, 5%, 8/01/22 .................................. 1,690,000 1,696,608
GO, B, 5%, 8/01/26 ................................................ 1,285,000 1,524,280
GO, B, Pre-Refunded, 5%, 8/01/27 ..................................... 1,500,000 1,785,030
GO, B, Pre-Refunded, 5%, 8/01/28 ..................................... 1,000,000 1,190,020
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/22 ................................ 1,435,000 1,441,544
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,516,614
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 1,912,025
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,112,490
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,991,802
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/25 ............... 2,845,000 3,492,835
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/26 ............... 3,650,000 4,611,154
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,943,580
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,359,830
Water System, Revenue, 2015A, Refunding, 5%, 6/01/29 .................... 5,000,000 6,070,450
East Side Union High School District ,
GO, 2010, Refunding, AGM Insured, 5%, 8/01/20 .......................... 2,800,000 2,810,976
GO, 2010, Refunding, AGM Insured, 5%, 8/01/21 .......................... 2,140,000 2,148,196
GO, 2010, Refunding, AGM Insured, 5%, 8/01/22 .......................... 3,090,000 3,101,835
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 500,565
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 428,077
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 983,070
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 940,169
Revenue, 2016C, Refunding, 5%, 3/01/31 ............................... 2,500,000 3,057,450
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,364,249
Folsom Public Financing Authority ,
Special Tax, 2010A, 5%, 9/01/20 ...................................... 1,270,000 1,279,601
Special Tax, 2010A, 5%, 9/01/21 ...................................... 1,335,000 1,345,199
Special Tax, 2010A, 5%, 9/01/22 ...................................... 1,400,000 1,410,234
Special Tax, 2011A, AGM Insured, 5%, 9/01/23 ........................... 1,005,000 1,057,632
Special Tax, 2011A, AGM Insured, 5%, 9/01/24 ........................... 1,055,000 1,109,860
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,530,875
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 3,060,350
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,378,700
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... 3,760,000 3,673,783
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 6,420,133
Revenue, 2013 A, Refunding, AGM Insured, Zero Cpn., 1/15/29 ............... 19,895,000 22,218,338
Revenue, 2015A, Refunding, AGM Insured, Zero Cpn., 1/15/34 ............... 3,000,000 2,082,090

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Refunding, AGM Insured, 5%, 9/01/27 ......... $ 1,000,000 $ 1,125,330
Special Tax, Senior Lien, 2013 A, Refunding, AGM Insured, 5%, 9/01/28 ......... 1,040,000 1,168,586
Golden State Tobacco Securitization Corp. ,
Revenue, 2018A-1, Refunding, 5%, 6/01/31 .............................. 1,000,000 1,215,940
Revenue, 2018A-1, Refunding, 5%, 6/01/32 .............................. 8,135,000 9,823,826
Revenue, 2018A-1, Refunding, 5%, 6/01/33 .............................. 10,000,000 12,023,300
Revenue, 2018A-1, Refunding, 5%, 6/01/35 .............................. 9,000,000 10,725,930
Imperial Community College District ,
GO, 2012, Refunding, AGM Insured, 5%, 8/01/21 .......................... 1,010,000 1,062,752
GO, 2012, Refunding, AGM Insured, 5%, 8/01/22 .......................... 1,170,000 1,277,897
GO, 2012, Pre-Refunded, AGM Insured, 5%, 8/01/23 ....................... 1,350,000 1,481,207
Imperial Irrigation District ,
Electric System, Revenue, 2019, 5%, 11/01/36 ............................ 2,500,000 3,151,975
Electric System, Revenue, 2019, 5%, 11/01/37 ............................ 3,885,000 4,882,979
Electric System, Revenue, 2019, 5%, 11/01/38 ............................ 4,075,000 5,107,238
Independent Cities Finance Authority , San Juan Mobile Estates , Revenue , 2015 ,
Refunding , 5% , 8/15/30 ............................................. 1,575,000 1,796,004
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,745,000 2,037,933
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,135,000 1,342,807
Special Tax, 2020 A, 5%, 9/01/29 ...................................... 1,920,000 2,463,590
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,910,000 2,494,326
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 755,000 965,698
Special Tax, 2020 A, 4%, 9/01/34 ...................................... 2,300,000 2,667,563
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,460,000 1,687,833
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 1,320,000 1,517,670
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 1,355,000 1,550,960
Special Tax, 2020 A, 4%, 9/01/38 ...................................... 2,735,000 3,122,823
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,905,000 3,306,849
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 237,559
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 267,996
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 221,557
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 232,519
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 200,000 249,384
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 279,479
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 324,887
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 285,000 319,596
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 275,000 307,208
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 350,646
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 388,259
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGM Insured, 5%, 9/01/30 ........................... 2,750,000 3,074,500
Special Tax, 2013 A, AGM Insured, 5%, 9/01/33 ........................... 5,000,000 5,546,400
Special Tax, 2014A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,159,710
Special Tax, 2014A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,475,774
Special Tax, 2014A, Refunding, 5%, 9/01/29 ............................. 530,000 611,858
Special Tax, 2015A, Refunding, 5%, 9/01/26 ............................. 1,855,000 2,227,261
Special Tax, 2015A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,196,470
Special Tax, 2015A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,223,502
Special Tax, 2015A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,374,300
Special Tax, 2015A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,788,293
Special Tax, 2015A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,403,795
Special Tax, 2015A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,940,620
Special Tax, 2015A, Refunding, 5%, 9/01/33 ............................. 2,635,000 3,082,581
Special Tax, 2020A, Refunding, BAM Insured, 4%, 9/01/32 ................... 700,000 844,732
Special Tax, 2020A, Refunding, BAM Insured, 4%, 9/01/36 ................... 1,175,000 1,381,166

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
$ 4,970,000 $ 5,680,064
Lammersville Joint Unified School District , Community Facilities District No. 200 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,815,817
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013B, 5%, 9/01/27 ............................. 1,400,000 1,514,310
Special Tax, Junior Lien, 2013B, 5.25%, 9/01/29 ........................... 810,000 879,984
Los Angeles Community College District , GO , 2015A , Refunding , 5% , 8/01/26 ......
15,000,000 17,806,500
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2010A, Refunding, 5.25%, 7/01/23 ............................. 15,000,000 15,000,000
Revenue, 2014-A, Refunding, 5%, 7/01/26 ............................... 6,315,000 7,469,319
Revenue, 2014-A, Refunding, 5%, 7/01/27 ............................... 6,630,000 7,827,378
Revenue, 2017A, 5%, 7/01/38 ........................................ 1,755,000 2,182,430
Revenue, Senior Lien, 2012-B, Refunding, 5%, 7/01/23 ..................... 5,000,000 5,479,950
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2011A , 5% ,
10/01/22 ........................................................ 2,750,000 2,915,302
Los Angeles Department of Water ,
Revenue, 2016 A, Refunding, 5%, 7/01/37 ............................... 10,450,000 12,558,810
Revenue, 2018 B, Refunding, 5%, 7/01/34 ............................... 2,500,000 3,243,650
a
Revenue, 2020A, Refunding, 5%, 7/01/35 ............................... 335,000 453,754
a
Revenue, 2020A, Refunding, 5%, 7/01/36 ............................... 725,000 977,423
a
Revenue, 2020A, Refunding, 5%, 7/01/37 ............................... 950,000 1,276,202
a
Revenue, 2020A, Refunding, 5%, 7/01/40 ............................... 10,000,000 13,280,000
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013A, 5%, 7/01/25 ............................ 5,135,000 5,723,625
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 10,000,000 11,814,700
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 3,076,372
Power System, Revenue, 2014 D, 5%, 7/01/27 ............................ 2,000,000 2,362,940
Power System, Revenue, 2014 D, 5%, 7/01/28 ............................ 2,550,000 3,007,190
Power System, Revenue, 2016B, 5%, 7/01/30 ............................ 3,000,000 3,684,300
Power System, Revenue, 2016B, 5%, 7/01/31 ............................ 6,700,000 8,191,822
Power System, Revenue, 2017B, Refunding, 5%, 7/01/34 ................... 23,350,000 29,038,994
Los Angeles Unified School District ,
COP, 2010B-2, 5%, 12/01/20 ......................................... 3,830,000 3,897,752
GO, 2011A-1, Refunding, 5%, 7/01/23 .................................. 13,335,000 15,189,232
GO, 2011A-2, Refunding, 5%, 7/01/21 .................................. 5,000,000 5,238,450
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 6,020,400
GO, 2016B, Refunding, 5%, 7/01/30 .................................... 30,000,000 37,108,200
GO, 2020 RYQ, 4%, 7/01/36 ......................................... 5,000,000 6,002,900
Manteca Unified School District ,
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGM Insured, 5%,
9/01/22 ........................................................ 1,000,000 1,097,410
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGM Insured, 5%,
9/01/26 ........................................................ 1,280,000 1,443,213
Martinez Unified School District , GO , 2011 , 5.375% , 8/01/26 ...................
5,000,000 5,955,300
Menifee Union School District Public Financing Authority ,
Special Tax, 2016A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,407,012
Special Tax, 2017A, 5%, 9/01/25 ...................................... 1,405,000 1,651,184
Special Tax, 2017A, 5%, 9/01/28 ...................................... 1,250,000 1,484,063
Special Tax, 2017A, 5%, 9/01/30 ...................................... 1,550,000 1,823,451
Metropolitan Water District of Southern California ,
Revenue, 2011 C, Refunding, 5%, 10/01/26 .............................. 8,010,000 8,491,481
Revenue, 2014E, Refunding, 5%, 7/01/23 ............................... 20,000,000 22,910,200
Revenue, 2014E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,322,154
Revenue, 2016A, Refunding, 5%, 7/01/28 ............................... 5,000,000 6,216,700
a
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 18,000,000 24,201,180

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... $ 7,500,000 $ 7,255,125
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 137,209
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 147,471
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 157,973
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/34 ........ 150,000 168,400
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/35 ........ 165,000 183,292
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/36 ....... 175,000 161,599
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/37 ....... 190,000 173,749
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 184,566
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/39 ..... 210,000 191,279
Community Facilities District No. 2016-1, Special Tax, 2020, 2.75%, 9/01/40 ...... 225,000 206,926
Mount Diablo Unified School District , GO , B-2 , Refunding , 5% , 7/01/27 ...........
3,200,000 3,477,568
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/28 ....
6,000,000 6,905,340
Murrieta Financing Authority ,
Special Tax, 2012, Refunding, 5%, 9/01/20 ............................... 1,225,000 1,233,293
Special Tax, 2012, Refunding, 5%, 9/01/22 ............................... 1,495,000 1,629,087
Special Tax, 2012, Refunding, 5%, 9/01/24 ............................... 1,810,000 1,963,633
Special Tax, 2012, Refunding, 5%, 9/01/25 ............................... 1,000,000 1,082,170
New Haven Unified School District ,
GO, 2012, Refunding, AGM Insured, Zero Cpn., 8/01/22 ..................... 11,750,000 11,607,707
GO, 2012, Refunding, AGM Insured, Zero Cpn., 8/01/23 ..................... 3,200,000 3,134,656
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,908,554
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 3,007,179
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 3,101,068
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,757,248
Oxnard Financing Authority , Special Tax, Senior Lien , 2012A , 5% , 9/02/26 .........
1,020,000 1,111,066
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGM Insured, 5%, 9/01/32 100,000 123,952
Community Facilities District No. 16, Special Tax, 2020, AGM Insured, 4%, 9/01/34 500,000 562,945
Community Facilities District No. 16, Special Tax, 2020, AGM Insured, 4%, 9/01/36 715,000 799,406
Community Facilities District No. 16, Special Tax, 2020, AGM Insured, 4%, 9/01/38 835,000 927,151
Community Facilities District No. 16, Special Tax, 2020, AGM Insured, 4%, 9/01/40 965,000 1,063,333
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,926,372
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 2,088,761
Special Tax, 2017A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,731,785
Special Tax, 2017A, Refunding, 5%, 9/01/30 ............................. 2,260,000 2,813,994
Riverside Community College District , GO , 2014 A , Refunding , 5% , 8/01/27 .......
3,550,000 4,163,759
Riverside County Redevelopment Successor Agency ,
Tax Allocation, 2011B, 6.5%, 10/01/25 .................................. 1,225,000 1,317,549
Tax Allocation, Second Lien, 2011D, ETM, 6.5%, 12/01/21 ................... 310,000 326,616
Tax Allocation, Second Lien, 2011D, Pre-Refunded, 6.75%, 12/01/26 ........... 1,025,000 1,116,368
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/25 .......................... 3,500,000 4,004,455
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/27 .......................... 4,000,000 4,576,520
Revenue, 2017B, Refunding, 5%, 6/01/38 ............................... 7,805,000 9,641,829
RNR School Financing Authority , Special Tax , 2017 A , BAM Insured , 5% , 9/01/27 ...
1,035,000 1,284,114
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,160,430
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,267,015
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,450,203
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,637,581
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,827,309
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 3,033,513

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Romoland School District, (continued)
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . $ 1,130,000 $ 1,293,782
Sacramento City Financing Authority , Special Tax , 2013 A , Refunding , AGM Insured ,
5% , 9/01/21 ...................................................... 1,305,000 1,377,310
Sacramento County Sanitation Districts Financing Authority , Revenue , 2014A ,
Refunding , 5% , 12/01/29 ............................................ 2,000,000 2,352,620
Sacramento Municipal Utility District ,
Revenue, 2011 X, Pre-Refunded, 5%, 8/15/25 ............................ 2,555,000 2,689,086
Revenue, 2011 X, 5%, 8/15/25 ........................................ 7,445,000 7,839,064
Electric System, Revenue, 2020 H, 5%, 8/15/36 ........................... 7,465,000 10,055,654
San Bernardino County Transportation Authority ,
Revenue, 2014A, 5%, 3/01/30 ........................................ 2,685,000 3,106,169
Revenue, 2014A, 5%, 3/01/31 ........................................ 5,090,000 5,872,435
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/34 ............................... 3,600,000 4,572,252
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 3,750,000 4,738,312
Revenue, 2019 A, Refunding, 5%, 7/01/36 ............................... 5,000,000 6,295,750
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 5,500,000 6,868,840
San Diego Public Facilities Financing Authority ,
City of San Diego, Revenue, 2010A, Pre-Refunded, 5%, 9/01/26 .............. 8,000,000 8,063,040
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/34 ................ 850,000 1,148,273
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/35 ................ 850,000 1,142,706
San Diego Redevelopment Agency Successor Agency , Tax Allocation , 2010A , Pre-
Refunded , 5% , 9/01/25 ............................................. 1,000,000 1,007,960
San Francisco Bay Area Rapid Transit District ,
GO, 2013C, 5%, 8/01/27 ............................................ 2,640,000 3,011,369
GO, 2013C, 5%, 8/01/28 ............................................ 3,500,000 3,990,035
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series, 2011G, Pre-Refunded, 5%, 5/01/23 ................ 3,570,000 3,709,087
Revenue, Second Series, 2011G, 5%, 5/01/23 ............................ 1,400,000 1,451,660
Revenue, Second Series, 2019E, 5%, 5/01/37 ............................ 5,000,000 6,147,250
Revenue, Second Series, 2019H, Refunding, 5%, 5/01/24 ................... 15,040,000 17,299,309
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/33 ................ 1,000,000 1,241,690
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/34 ................ 1,335,000 1,650,647
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,232,220
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,227,180
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGM Insured, 5%, 6/01/24 .............. 10,275,000 10,614,383
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014A, 5%, 8/01/30 ...................................... 1,080,000 1,217,128
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014A, 5%, 8/01/34 ...................................... 1,110,000 1,237,139
San Francisco City & County Redevelopment Financing Authority , Tax Allocation ,
2011B , Pre-Refunded , 6.125% , 8/01/26 ................................. 1,000,000 1,033,940
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,381,308
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,000,000 16,503,210
Revenue, Senior Lien, 2014A, Refunding, 5%, 1/15/29 ...................... 10,000,000 11,447,300
San Luis & Delta Mendota Water Authority , Revenue , 2013 A , Refunding , BAM Insured ,
5% , 3/01/29 ...................................................... 1,000,000 1,119,770
San Mateo County Transit District ,
Revenue, 2015A, Refunding, 5%, 6/01/28 ............................... 3,000,000 3,629,310
Revenue, 2015A, Refunding, 5%, 6/01/29 ............................... 4,300,000 5,185,800
San Mateo Foster City Public Financing Authority ,
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/34 ..................... 1,000,000 1,318,080
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/36 ..................... 1,135,000 1,480,869

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Mateo Foster City Public Financing Authority, (continued)
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/38 ..................... $ 1,500,000 $ 1,944,885
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,315,567
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,186,800
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,236,343
Sanger Public Financing Authority , Revenue , 2014 , Refunding , AGM Insured , 5% ,
6/15/34 ......................................................... 7,000,000 8,246,000
Santa Ana Community Redevelopment Agency Successor Agency , Tax Allocation ,
2011A , Pre-Refunded , 6% , 9/01/22 .................................... 5,000,000 5,192,950
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015A ,
Refunding , AGM Insured , 5% , 9/01/29 .................................. 4,475,000 5,290,211
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,211,980
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,428,600
Sonoma-Marin Area Rail Transit District ,
Revenue, 2011 A, 5%, 3/01/25 ........................................ 15,410,000 16,549,878
Revenue, 2011 A, 5%, 3/01/27 ........................................ 11,945,000 12,816,149
Southern California Public Power Authority , Revenue , 2015C , Refunding , 5% , 7/01/26
5,000,000 5,958,750
State of California ,
GO, Refunding, 5.25%, 9/01/22 ....................................... 16,330,000 18,094,783
GO, Refunding, 5%, 10/01/22 ......................................... 15,785,000 17,466,734
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,249,580
GO, Refunding, 5%, 4/01/30 ......................................... 10,000,000 13,407,200
GO, 2012, Refunding, 5%, 2/01/22 ..................................... 15,000,000 16,118,250
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,709,700
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,700,600
State of California Department of Water Resources ,
Revenue, AM, 5%, 12/01/23 .......................................... 10,000,000 11,387,500
Revenue, AM, 5%, 12/01/24 .......................................... 8,495,000 9,663,063
Revenue, AM, 5%, 12/01/25 .......................................... 5,000,000 5,684,350
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 42,020
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 13,418,789
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 6,015
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 7,378,175
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 54,025
Revenue, AS, 5%, 12/01/26 .......................................... 22,455,000 27,005,506
Revenue, BA, 5%, 12/01/35 .......................................... 12,180,000 15,918,651
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/35 ............................................ 1,500,000 1,879,380
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,242,660
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 619,405
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 643,220
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 1,500,000 1,900,455
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,318,327
Tulare County Board of Education , COP , Pre-Refunded , BAM Insured , 5% , 5/01/28 ..
1,040,000 1,176,718
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015A, Refunding,
5%, 9/01/30 .................................................... 1,000,000 1,182,100

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tustin Community Facilities District, (continued)
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015A, Refunding,
5%, 9/01/32 .................................................... $ 1,565,000 $ 1,843,977
Tustin Community Redevelopment Agency Successor Agency ,
Tax Allocation, 2010, Pre-Refunded, AGM Insured, 5%, 9/01/24 ............... 1,000,000 1,007,880
Tax Allocation, 2010, Pre-Refunded, AGM Insured, 5%, 9/01/25 ............... 1,000,000 1,007,880
Twin Rivers Unified School District , GO , 2020 A , Refunding , AGM Insured , 4% , 8/01/35
5,000,000 6,037,000
University of California ,
Revenue, 2014AM, 5%, 5/15/27 ....................................... 3,000,000 3,514,590
Revenue, 2014AM, 5%, 5/15/28 ....................................... 1,835,000 2,145,133
Revenue, 2016K, 5%, 5/15/37 ........................................ 1,000,000 1,199,470
Vacaville Unified School District ,
GO, D, 4%, 8/01/35 ................................................ 250,000 296,410
GO, D, 4%, 8/01/36 ................................................ 300,000 354,060
GO, D, 4%, 8/01/37 ................................................ 300,000 352,992
GO, D, 4%, 8/01/38 ................................................ 545,000 639,045
GO, D, 4%, 8/01/39 ................................................ 750,000 877,193
GO, D, 4%, 8/01/40 ................................................ 735,000 856,988
Washington Township Health Care District , Revenue , 2010-A , 5% , 7/01/25 ........
3,035,000 3,043,953
West Basin Municipal Water District ,
Revenue, 2016A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,400,751
Revenue, 2016A, Refunding, 5%, 8/01/33 ............................... 2,630,000 3,190,584
a
Western Municipal Water District Facilities Authority , Revenue , 2020A , Refunding , 5% ,
10/01/38 ........................................................ 2,750,000 3,693,360
Yorba Linda Redevelopment Agency Successor Agency , Tax Allocation, Sub. Lien ,
2011A , Pre-Refunded , 6% , 9/01/26 .................................... 1,435,000 1,529,610
1,664,269,951
U.S. Territories 0.8%
Guam 0.3%
Guam Power Authority ,
Revenue, 2012A, Refunding, AGM Insured, 5%, 10/01/21 ................... 2,000,000 2,090,620
Revenue, 2012A, Refunding, AGM Insured, 5%, 10/01/22 ................... 2,000,000 2,160,860
4,251,480
Puerto Rico 0.5%
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGM Insured, 5%, 7/01/23 ....................... 5,000,000 5,033,400
d
Revenue, WW-RSA-1, 5.375%, 7/01/23 ................................. 5,000,000 3,506,250
8,539,650
Total U.S. Territories .................................................................... 12,791,130
Total Municipal Bonds (Cost $1,563,029,231) ...................................
1,677,061,081
Total Long Term Investments (Cost $1,598,416,142) .............................
1,713,723,504
a
a a a a

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

s
Short Term Investments 2.6%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 2.6%
California 2.6%
e
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 0.07% , 7/01/46 ................................ $ 500,000 $ 500,000
e
Irvine Ranch Water District , Special Assessment , 2009B , LOC Bank of America NA ,
Daily VRDN and Put , 0.08% , 10/01/41 .................................. 1,000,000 1,000,000
e
Santa Clara Valley Transportation Authority , Revenue , 2008D , Refunding , SPA TD
Bank NA , Daily VRDN and Put , 0.05% , 4/01/36 ........................... 2,300,000 2,300,000
e
State of California , GO , 2004 A5 , LOC Citibank NA , Daily VRDN and Put , 0.05% ,
5/01/34 ......................................................... 900,000 900,000
e
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.07%, 5/15/48 .................. 7,025,000 7,025,000
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.05%, 5/15/48 .......... 30,000,000 30,000,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.06%, 5/15/48 .......... 4,000,000 4,000,000
45,725,000
Total Municipal Bonds (Cost $45,725,000) ......................................
45,725,000
a
Total Investments (Cost $1,644,141,142) 101.5% ................................
$1,759,448,504
Other Assets, less Liabilities (1.5)% ...........................................
(26,631,582)
Net Assets 100.0% ...........................................................
$1,732,816,922
See Abbreviations on page 39 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $10,015,316, representing 0.6% of net assets.
c
The maturity date shown represents the mandatory put date.
d
See Note 7 regarding defaulted securities.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,644,141,142
Value - Unaffiliated issuers .................................................................. $1,759,448,504
Cash .................................................................................... 1,693,722
Receivables:
Capital shares sold ........................................................................ 3,451,489
Interest ................................................................................. 18,450,196
Other assets .............................................................................. 1,412
Total assets .......................................................................... 1,783,045,323
Liabilities:
Payables:
Investment securities purchased .............................................................. 46,068,812
Capital shares r edeemed ................................................................... 2,448,887
Management fees ......................................................................... 652,114
Distribution fees .......................................................................... 189,949
Transfer agent fees ........................................................................ 109,843
Distributions to shareholders ................................................................. 616,382
Accrued expenses and other liabilities ........................................................... 142,414
Total liabilities ......................................................................... 50,228,401
Net assets, at value ................................................................. $1,732,816,922
Net assets consist of:
Paid-in capital ............................................................................. $1,676,327,986
Total distributable earnings (losses) ............................................................. 56,488,936
Net assets, at value ................................................................. $1,732,816,922

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $226,216,393
Shares outstanding ........................................................................ 18,709,974
Net asset value per share
a
.................................................................. $12.09
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $12.37
Class A1:
Net assets, at value ....................................................................... $710,743,283
Shares outstanding ........................................................................ 58,821,866
Net asset value per share ................................................................... $12.08
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $12.36
Class C:
Net assets, at value ....................................................................... $139,835,083
Shares outstanding ........................................................................ 11,525,542
Net asset value per share
a
.................................................................. $12.13
Class R6:
Net assets, at value ....................................................................... $19,007,118
Shares outstanding ........................................................................ 1,568,844
Net asset value per share ................................................................... $12.12
Advisor Class:
Net assets, at value ....................................................................... $637,015,045
Shares outstanding ........................................................................ 52,576,308
Net asset value per share ................................................................... $12.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended June 30, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $51,098,989
Expenses:
Management fees (Note 3 a ) ................................................................... 7,966,830
Distribution fees: (Note 3c )
Class A ................................................................................ 427,013
Class A1 ............................................................................... 743,314
Class C ................................................................................ 996,352
Transfer agent fees: (Note 3e )
Class A .................................................................................. 116,460
Class A1 ................................................................................. 504,188
Class C .................................................................................. 103,915
Class R6 ................................................................................. 6,892
Advisor Class ............................................................................. 418,378
Custodian fees (Note 4 ) ...................................................................... 11,818
Reports to shareholders ...................................................................... 41,135
Registration and filing fees .................................................................... 28,130
Professional fees ........................................................................... 95,176
Trustees' fees and expenses .................................................................. 61,063
Other .................................................................................... 139,807
Total expenses ......................................................................... 11,660,471
Expense reductions (Note 4 ) ............................................................... (12,246)
Expenses waived/paid by affiliates (Note 3 f ) .................................................... (1,164,801)
Net expenses ......................................................................... 10,483,424
Net investment income ................................................................ 40,615,565
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (10,319,679)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 14,220,451
Net realized and unrealized gain (loss) ............................................................ 3,900,772
Net increase (decrease) in net assets resulting from operations .......................................... $44,516,337

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin California Intermediate-
Term Tax-Free Income Fund
Year Ended
June 30, 2020
Year Ended
June 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $40,615,565 $43,320,569
Net realized gain (loss) ................................................. (10,319,679) (1,109,097)
Net change in unrealized appreciation (depreciation) ........................... 14,220,451 34,606,140
Net increase (decrease) in net assets resulting from operations ................ 44,516,337 76,817,612
Distributions to shareholders:
Class A ............................................................. (3,842,496) (1,206,811)
Class A1 ............................................................ (17,989,228) (22,516,946)
Class C ............................................................. (2,863,087) (4,349,832)
Class R6 ............................................................ (453,747) (424,070)
Advisor Class ........................................................ (15,508,053) (16,543,152)
Total distributions to shareholders .......................................... (40,656,611) (45,040,811)
Capital share transactions: (Note 2 )
Class A ............................................................. 128,751,161 94,620,290
Class A1 ............................................................ (52,242,538) (100,336,383)
Class C ............................................................. (30,816,445) (53,989,458)
Class R6 ............................................................ 2,713,268 3,207,130
Advisor Class ........................................................ 42,878,725 (18,948,102)
Total capital share transactions ............................................ 91,284,171 (75,446,523)
Net increase (decrease) in net assets ................................... 95,143,897 (43,669,722)
Net assets:
Beginning of year ....................................................... 1,637,673,025 1,681,342,747
End of year ........................................................... $1,732,816,922 $1,637,673,025

Franklin California Tax-Free Trust
Notes to Financial Statements
Franklin California Intermediate-Term Tax Free Trust

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin California Intermediate-Term Tax-Free Income
Fund (Fund), and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Fund offers five classes of
shares: Class A, Class A1, Class C, Class R6, and Advisor
Class. Class C shares automatically convert to Class A
shares after they have been held for 10 years. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for
these securities.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open

Franklin California Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
2. Shares of Beneficial Interest
At June 30, 2020, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended June 30,
2020 2019
a
Shares Shares
Class A Shares:
Shares sold
b
................................... 14,155,850 $170,035,956 10,138,500 $119,613,053
Shares issued in reinvestment of distributions .......... 288,583 3,480,753 90,668 1,079,389
Shares redeemed ............................... (3,767,748) (44,765,548) (2,195,879) (26,072,152)
Net increase (decrease) .......................... 10,676,685 $128,751,161 8,033,289 $94,620,290
Class A1 Shares:
Shares sold ................................... 3,063,608 $37,000,018 5,636,808 $66,518,676
Shares issued in reinvestment of distributions .......... 1,278,324 15,427,161 1,609,968 19,038,784
Shares redeemed ............................... (8,751,517) (104,669,717) (15,793,814) (185,893,843)
Net increase (decrease) .......................... (4,409,585) $(52,242,538) (8,547,038) $(100,336,383)
Class C Shares:
Shares sold ................................... 1,534,412 $18,590,074 1,389,798 $16,460,255
Shares issued in reinvestment of distributions .......... 190,358 2,306,804 295,034 3,500,924
Shares redeemed
b
.............................. (4,279,274) (51,713,323) (6,263,458) (73,950,637)
Net increase (decrease) .......................... (2,554,504) $(30,816,445) (4,578,626) $(53,989,458)
Class R6 Shares:
Shares sold ................................... 667,978 $8,095,642 725,034 $8,567,143
Shares issued in reinvestment of distributions .......... 33,905 410,092 33,248 394,639
Shares redeemed ............................... (483,829) (5,792,466) (487,423) (5,754,652)
Net increase (decrease) .......................... 218,054 $2,713,268 270,859 $3,207,130
Advisor Class Shares:
Shares sold ................................... 15,601,119 $188,008,778 19,740,958 $233,554,024
Shares issued in reinvestment of distributions .......... 987,052 11,945,168 1,080,942 12,822,654
Shares redeemed ............................... (13,112,732) (157,075,221) (22,505,002) (265,324,780)
Net increase (decrease) .......................... 3,475,439 $42,878,725 (1,683,102) $(18,948,102)
a
For the period September 10, 2018 (effective date) to June 30, 2019 for Class A.
b
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin California Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the year ended June 30, 2020, the gross effective investment management fee rate was 0.469% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Reimbursement Plans:
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.10%
Compensation Plans:
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors have advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended June 30, 2020, the Fund paid transfer agent fees of $1,149,833, of which $440,285 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and expenses for each class of the Fund do not exceed 0.49%, and for Class R6 do not exceed 0.46%, based on the average net assets of each class until October 31, 2020. Total expenses waived or paid are not subject to recapture subsequent to the
Fund's fiscal year end.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended June 30, 2020, these purchase and sale transactions aggregated $138,547,000 and $80,078,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended June 30, 2020, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,566
CDSC retained .............................................................................. $82,581
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended June 30, 2020 and 2019, was as follows:
At June 30, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums and bond workout expenditures.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2020, aggregated
$429,303,352 and $309,152,549, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At June 30,
2020, the value of this security was $3,506,250, representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $35,414,671
Long term ................................................................................ 24,083,889
Total capital loss carryforwards ............................................................... $59,498,560
2020 2019
Distributions paid from:
Ordinary income .......................................................... $40,656,611 $45,040,811
Cost of investments .......................................................................... $1,643,971,814
Unrealized appreciation ........................................................................ $118,548,572
Unrealized depreciation ........................................................................ (3,071,882)
Net unrealized appreciation (depreciation) .......................................................... $115,476,690
Distributable earnings:
Undistributed tax exempt income ................................................................. $4,037,786

Franklin California Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended June 30, 2020, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based
8. Concentration of Risk
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act Improvement Bond Act of 1915
ABAG Association of Bay Area Governments
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificate of Participation
ETM Escrow to Maturity
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
12. New Accounting Pronouncements
(continued)

Franklin California Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin California Tax-Free Trust and Shareholders of Franklin California Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
California Intermediate-Term Tax-Free Income Fund (the "Fund") as of June 30, 2020, the related statement of operations for the year ended June 30, 2020, the statement of changes in net assets for each of the two years in the period ended June 30,
2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
August 17, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin California Tax-Free Trust
Tax Information (unaudited)

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Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby reports 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended June 30, 2020. A portion of the Fund’s exempt-
interest dividends may be subject to the federal alternative minimum tax. By mid-February 2021, shareholders will be notified of amounts for use in preparing their 2020 income tax returns.

Franklin California Tax-Free Trust
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1985 129 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 110 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy
Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee
(1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 129 Avis Budget Group Inc. (car
rental) (2007-present), Omnicom
Group Inc. (advertising and
marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2006
and Lead Independent
Trustee since 2019
129 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
J. Michael Luttig (1954) Trustee Since 2009 129 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 129 The Southern Company (energy company) (2014-present; previously
2010-2012), Graham Holdings
Company (education and media
organization) (2011-present)
and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 140 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Ben Barber (1969) Vice President Since July 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director, Municipal Bonds; formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-April 2020); and officer of seven of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin California Tax-Free Trust

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer,
Chief Financial
Officer and Chief
Accounting Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Trust

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Robert C. Rosselot (1960) Chief Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Thomas Walsh (1961) Vice President Since 1999 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of seven of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Trust

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis
Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and
Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income
Fund
(Fund)
At an in-person meeting held on February 25, 2020
(Meeting), the Board of Trustees (Board) of Franklin
California Tax-Free Trust (Trust), including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and
that the continuance of such Management Agreement is
in the interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued introduction of new
funds, reassessment of the fund offerings in response to
the market environment and project initiatives and capital
investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to enhancing services and controlling costs,

Franklin California Tax-Free Trust
Shareholder Information

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Annual Report
as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its
upcoming acquisition of the Legg Mason companies. The
Board acknowledged the change in leadership at FRI and
the opportunity to hear from Jennifer Johnson, President and
Chief Executive Officer of FR, about goals she has for the
company that will benefit the Fund.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2019. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional California intermediate municipal debt funds. The Board noted that the Fund’s
annualized income return for the one-, three-, five- and 10-
year periods was above the median and in the first quintile
(best) of its Performance Universe. The Board also noted
that the Fund’s annualized total return for the one- and
three-year periods was below the median of its Performance
Universe, but for the five-year period was equal to and for
the 10-year period was above the median of its Performance
Universe. Given the Fund’s income-oriented investment
objective, the Board concluded that the Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total
expense ratio, for comparative consistency, was shown for
Class A1 shares for the Fund and for Class A shares for the
other funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
six other California intermediate municipal debt funds. The
Board noted that the Management Rate for the Fund was
equal to the median of its Expense Group. The Board also
noted that the annual total expense ratio for the Fund was
below the median and the least expensive of its Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable. In doing so, the Board
noted that the actual total expense ratio for the Fund
reflected a fee waiver from management.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2019, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally,

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Shareholder Information

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Annual Report
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, was engaged by the Manager to review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered the initiative currently underway to outsource
certain operations, which effort would require considerable
up front expenditures by the Manager but, over the long
run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as
the need to implement systems and meet additional
regulatory and compliance requirements resulting from
recent US Securities and Exchange Commission and other
regulatory requirements, notably in the area of cybersecurity protections.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
The Funds have adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940. The
program is designed to assess and manage each Fund’s
liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions;
its short and long-term cash flow projections; and its cash
holdings and access to other funding sources including the
Funds’ interfund lending facility and line of credit. The Funds’
Board of Trustees approved the appointment of the Director
of Liquidity Risk within the Investment Risk Management
Group (the “IRMG”) as the Administrator of the LRMP. The
IRMG maintains the Investment Liquidity Committee (the
“ILC”) to provide oversight and administration of policies
and procedures governing liquidity risk management for FT
products and portfolios. The ILC includes representatives
from Franklin Templeton’s Risk, Trading, Global Compliance,
Investment Compliance, Investment Operations, Valuation
Committee and Product Management groups.
The LRMP Administrator Annual Report was presented
to the Fund(s) Board of Trustees at their meetings in May
2020. The report covered the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019 (the “covered period”). The report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. In addition, the LRMP Administrator presented the
Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

Franklin California Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
During the reporting period, the Fund maintained a high
level of liquid assets that are defined under the Liquidity
Rule as "Highly Liquid Investments." As a result, the Fund
was designated a “Primarily Highly Liquid Fund” as defined
under the Liquidity Rule and has not adopted a "Highly
Liquid Investment Minimum." A Highly Liquid Investment is
defined as cash and any investment reasonably expected
to be convertible to cash in current market conditions in
three business days or less without the conversion to cash
significantly changing the market value of the investment.
There can be no assurance that the program will achieve
its objectives in the future. Please refer to your Fund’s
prospectus for more information regarding the Fund’s
exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive the Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

CAT A 08/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin California Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.
(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $43,271 for the fiscal year ended June 30, 2020 and $39,958 for the fiscal year ended June 30, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended June 30, 2020 and $25,000 for the fiscal year ended June 30, 2019. The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions, professional fees in connection with an Indonesia withholding tax refund claim and tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $676 for the fiscal year ended June 30, 2020 and $0 for the fiscal year ended June 30, 2019.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $183,444 for the fiscal year ended June 30, 2020 and $22,000 for the fiscal year ended June 30, 2019. The services for which these fees were paid included for the issuance of an Auditor’s Certificate for South Korean regulatory shareholder disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement and benchmarking services in connection with the ICI TA survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $184,120 for the fiscal year ended June 30, 2020 and $47,000 for the fiscal year ended June 30, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

Code Of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CALIFORNIA TAX-FREE TRUST

By __S\MATTHEW T. HINKLE_______________________

Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\MATTHEW T. HINKLE________________________

Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date August 25, 2020

By __S\GASTON GARDEY_______________________

Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date August 25, 2020